Financing Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Components of long-term debt
Long-term debt presented on our consolidated balance sheets as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013
	(in millions)
Unsecured senior notes:
6.875% due 2018	$800.0	$800.0
7.125% due 2020	800.0	800.0
3.450% due 2023	749.4	749.3
5.150% due 2034	746.2	—
4.950% due 2043	748.8	748.8
5.375% due 2044	748.1	—
	4,592.5	3,098.1
Less: Current portion	—	—
Net long-term debt	$4,592.5	$3,098.1